Employee Benefit Liabilities, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Liabilities, NET [Line Items]
Expenses for defined benefit deposit	$ 925	$ 873	$ 1,023
Employees contributions amount	62	$ 11
Bottom of Range [Member]
Employee Benefit Liabilities, NET [Line Items]
Employees contributions amount	22,500
Increase (decrease) in defined benefit obligation	92
Increase (decrease) by one percent defined benefit obligation	87
Top of Range [Member]
Employee Benefit Liabilities, NET [Line Items]
Employees contributions amount	30,000
Top of Range [Member] | Discount rates [Member]
Employee Benefit Liabilities, NET [Line Items]
Increase (decrease) in defined benefit obligation	124
Top of Range [Member] | Expected salary growth [Member]
Employee Benefit Liabilities, NET [Line Items]
Increase (decrease) by one percent defined benefit obligation	$ 118